ACCRUED EXPENSES - Vallon - Q1 (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Accrued Expenses [Line Items]
Research and development	$ 75		$ 0
General and administrative	188		0
Payroll and related	880		36
Total accrued expenses	$ 1,143		36
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Accrued Expenses [Line Items]
Research and development		$ 2	42
General and administrative		136	268
Payroll and related		1,215	401
Total accrued expenses		$ 1,353	$ 711